Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost:
Cash and cash equivalents	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065
Trade and other receivables	(42,900,983)	(36,994,135)
Financial investments at amortized cost	1,428,893	0
Other receivables	198,416	180,517
Judicial deposits	50,992	44,855
Receivable from related parties	32,281	0
Investment	0	1,651
Fair value through other comprehensive income
Current investments	3,308,583	1,103,299
Fair value through other comprehensive income of financial investments	1,879,689	1,103,299
Financial assets total	49,390,314	40,153,554
Deposits	1,641,922	0
Derivative financial instruments at fair value through profit or loss	23,314	22,289
Derivative financial instrument at Fair value through other comprehensive income	17,631	0
Purchase of financial instruments, classified as investing activities	R$ 17,631	R$ 161,050